Other Comprehensive Income/(Loss) (Tables)	11 Months Ended
Dec. 29, 2013
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Comprehensive Income (Loss)
The following table summarizes the allocation of total other comprehensive income/(loss) between H. J. Heinz Company and the noncontrolling interest:

	Successor			Predecessor
	February 8 - December 29, 2013			April 29 - June 7, 2013			April 28, 2013 FY 2013
	H. J. Heinz Company	Noncontrolling Interest	Total	H. J. Heinz Company	Noncontrolling Interest	Total	H. J. Heinz Company	Noncontrolling Interest	Total
	(In thousands)
Net (loss)/income	$(77,021)	$5,303	$(71,718)	$(195,571)	$2,874	$(192,697)	$1,012,903	$14,430	$1,027,333
Other comprehensive income/(loss), net of tax:
Foreign currency translation adjustments	140,242	(11,301)	128,941	(93,780)	(4,083)	(97,863)	(213,259)	(15,721)	(228,980)
Net deferred (losses) on net investment hedges from periodic revaluations	(117,694)	—	(117,694)	—	—	—	—	—	—
Net pension and post-retirement benefit (losses)/gains	102,464	(12)	102,452	—	—	—	(189,294)	(8)	(189,302)
Reclassification of net pension and post-retirement benefit losses/(gains) to net income	—	—	—	7,291	(25)	7,266	54,833	—	54,833
Net deferred (losses)/gains on other derivatives from periodic revaluations	110,686	510	111,196	(1,099)	40	(1,059)	(11,736)	(7)	(11,743)
Net deferred losses/(gains) on derivatives reclassified to earnings	(2,688)	(55)	(2,743)	6,551	1	6,552	29,646	(38)	29,608
Total comprehensive income/(loss)	$155,989	$(5,555)	$150,434	$(276,608)	$(1,193)	$(277,801)	$683,093	$(1,344)	$681,749

Tax Expenses Benefits Associated With Components Of Other Comprehensive Income
The tax (expense)/benefit associated with each component of other comprehensive income/(loss) are as follows:

	Fiscal Year Ending
	H. J. Heinz Company	Noncontrolling Interest	Total
	(In thousands)
Predecessor
April 27, 2011
Foreign currency translation adjustments	$(1,158)	$—	$(1,158)
Net pension and post-retirement benefit losses	$(25,670)	$14	$(25,656)
Reclassification of net pension and post-retirement benefit losses to net income	$25,276	$—	$25,276
Net change in fair value of cash flow hedges	$(10,348)	$132	$(10,216)
Net hedging gains/losses reclassified into earnings	$(15,149)	$191	$(14,958)
April 29, 2012
Foreign currency translation adjustments	$180	$—	$180
Net pension and post-retirement benefit losses	$112,665	$9	$112,674
Reclassification of net pension and post-retirement benefit losses to net income	$25,070	$—	$25,070
Net change in fair value of cash flow hedges	$(17,770)	$9	$(17,761)
Net hedging gains/losses reclassified into earnings	$(10,756)	$92	$(10,664)
April 28, 2013
Foreign currency translation adjustments	$(115)	$—	$(115)
Net pension and post-retirement benefit losses	$(75,526)	$—	$(75,526)
Reclassification of net pension and post-retirement benefit losses to net income	$23,694	$—	$23,694
Net change in fair value of cash flow hedges	$17,712	$2	$17,714
Net hedging gains/losses reclassified into earnings	$25,954	$(13)	$25,941
April 29 - June 7, 2013
Foreign currency translation adjustments	$(116)	$—	$(116)
Reclassification of net pension and post-retirement benefit losses to net income	$2,958	$—	$2,958
Net change in fair value of cash flow hedges	$377	$(13)	$364
Net hedging gains/losses reclassified into earnings	$2,882	$1	$2,883
Successor
February 8 - December 29, 2013
Foreign currency translation adjustments	$(422)	$—	$(422)
Net change in fair value of net investment hedges	$72,903	$—	$72,903
Net pension and post-retirement benefit gains	$(39,682)	$—	$(39,682)
Net change in fair value of cash flow hedges	$(67,210)	$(166)	$(67,376)
Net hedging gains/losses reclassified into earnings	$1,505	$18	$1,523